Commitments and Contingencies - Amounts reported in the balance sheet for leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets, operating lease		$ 503
Operating lease liability, current	$ 170	163
Operating lease liability	461	545
Present value of lease payments	$ 631	$ 708
Remaining lease term (in years)	3 years 3 months	3 years 9 months 29 days
Discount rate	6.00%	6.00%